Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM
BlackRock Managed Volatility Portfolio
(the “Fund”)

Supplement dated June 2, 2014
to the Fund’s Prospectus dated January 28, 2014 (as amended April 18, 2014)

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section entitled “Fund Overview — Performance Information” is supplemented as follows:

Effective immediately, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is added to the performance benchmarks against which the Fund measures its performance. Fund management believes that this addition to the performance benchmarks more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2013, the average annual total returns for the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index were 0.07%, 0.12% and 1.68%, respectively.
BLACKROCK MANAGED VOLATILITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM
BlackRock Managed Volatility Portfolio
(the “Fund”)

Supplement dated June 2, 2014
to the Fund’s Prospectus dated January 28, 2014 (as amended April 18, 2014)

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section entitled “Fund Overview — Performance Information” is supplemented as follows:

Effective immediately, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is added to the performance benchmarks against which the Fund measures its performance. Fund management believes that this addition to the performance benchmarks more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2013, the average annual total returns for the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index were 0.07%, 0.12% and 1.68%, respectively.